Management remuneration (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Short-term benefits	R$ 28,229	R$ 26,292	R$ 24,530
Share-based payments remuneration	15,659	20,603	9,542
Total compensation	R$ 43,888	R$ 46,895	R$ 34,072